Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information
Segment Information

22. Segment Information

ASC 280 “Segment Reporting” establishes standards for reporting information about operating segments on a basis consistent with the Group’s internal organizational structure as well as information about geographical areas and business segments. The Group use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation resources and assessing performance.

The CODM has been identified as its Chief Executive Officer, who reviews the consolidated results when making decision about allocating resources and assessing performance of the Group as a whole. Hence, the Group’s determined that it has only one operating segment and therefore one reportable segment, as defined by ASC 280.

The segment derives revenue from customers by providing online advertising services, enterprise value-added services and subscription services. The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on consolidated balance sheets as total assets, and the CODM assesses performance and determines resource allocation for the one operating segment based on the net income/(loss) that also is reported on consolidated statements of comprehensive income/(Loss) as consolidated net income/(loss). Significant expenses within net income/(loss) include cost of revenue, sales and marketing expenses, general and administrative expenses, research and development expenses, which each are separately presented on the consolidated statements of comprehensive income/(loss). Stock-based compensation expense is also an expense within net income/(loss). Refer to Note 17. Share-based Compensation for additional information about the Company’s share-based compensation expense. Other segment items include other income/(expenses), income tax (expenses)/credit on the consolidated statements of comprehensive income/(loss).

The CODM reviews revenues and expenses at the consolidated level as disclosed in the Group’s consolidated statements of comprehensive income/(loss) and uses net income/(loss) to evaluate return on assets and to monitor budget versus actual results and in competitive analysis by benchmarking to the Group’s competitors. The competitive analysis and the monitoring of budgeted versus actual results are used in assessing the segment’s performance and in establishing management’s compensation.

Since the Group has only one operating segment, it does not have intra-segment sales or transfers.

The Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from the PRC. Therefore, no geographical segments are presented.